Warrant Liability (Details)	12 Months Ended
	Jun. 30, 2026 RM / shares $ / shares shares	Apr. 10, 2026 $ / shares shares	Apr. 06, 2026 shares	Mar. 23, 2026 RM / shares shares	Mar. 23, 2026 $ / shares shares	Jun. 30, 2025 shares
Warrant Liability [Line Items]
Pre funded reverse share split	19,022,066			19,022,066	19,022,066
Public offering price (in Dollars per share) | (per share)				RM 0.693	$ 0.693
Offering price per unit | RM / shares	RM 0.7277
Floor price | RM / shares	0.1386
Percentage of low price | RM / shares	RM 0.50
Bottom of Range [Member]
Warrant Liability [Line Items]
Reverse stock split			1
Top of Range [Member]
Warrant Liability [Line Items]
Reverse stock split			250
Ordinary shares [member]
Warrant Liability [Line Items]
Reverse stock split prior period (in Dollars per share) | (per share)				RM 0.69299	$ 0.69299
Class A Ordinary Share [Member]
Warrant Liability [Line Items]
Reverse stock split prior				4,065,957	4,065,957
Par value per share | (per share)	RM 0.0025	$ 0.0025		RM 0.00001	$ 0.00001
Number of warrants issued	121,212,121
Percentage of exercise price	105.00%
Number of trading days	5 days
Maximum shares issued	121,212,121
Shares issued	346,320,346
Exercise Price Per Share | RM / shares	RM 5.25
Reverse stock split						10,935,000
Class B Ordinary Shares [Member]
Warrant Liability [Line Items]
Offering price per unit | RM / shares	RM 1.1781
Number of warrants issued	346,320,346
Percentage of exercise price	170.00%
Number of trading days	5 days
Shares issued		0.0025
Reverse stock split						2,500,000